Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and other intangible assets

9. Goodwill and other intangible assets

Capitalized software development cost and other intangible assets as of December 31, 2014 and 2015 consist of the following:

	At December 31, 2014								At December 31, 2015
	Gross Carrying Amount		Accumulated Amortization		Accumulated Impairment		Net Carrying Amount		Gross Carrying Amount		Accumulated Amortization		Accumulated Impairment		Net Carrying Amount
	(In millions of Korean Won)
Capitalized software development cost	~~W~~	29,558	~~W~~	(20,226)	~~W~~	(779)	~~W~~	8,553	~~W~~	29,558	~~W~~	(24,174)	~~W~~	(5,384)	~~W~~	—
Acquired intangible assets
Product technology		18,599		(12,523)		(6,033)		43		18,599		(12,543)		(6,033)		23
IPR&D technology		8,503		—		(8,503)		—		8,503		—		(8,503)		—
Trademarks		579		(409)		(3)		167		586		(440)		(37)		109
Others		3,078		(1,089)		(1,989)		—		3,078		(1,089)		(1,989)		—

Total	~~W~~	60,317	~~W~~	(34,247)	~~W~~	(17,307)	~~W~~	8,763	~~W~~	60,324	~~W~~	(38,246)	~~W~~	(21,946)	~~W~~	132

The Company capitalized ~~W~~548 million of R&D costs in accordance with ASC 985, Costs of Software to be Sold, Leased, or Marketed in 2013.

All of the Company’s intangible assets other than goodwill and IPR&D are subject to amortization. No significant residual value is estimated for the intangible assets. Aggregate amortization expenses for intangible assets for the years ended December 31, 2013, 2014 and 2015 were ~~W~~5,980 million, ~~W~~4,039 million and ~~W~~3,999 million, respectively.

The Company recognized impairment loss of ~~W~~779 million for capitalized software development cost (Ragnarok Odyssey Ace, Ragnarok Online Guild Masters, and Game Station, a mobile game service platform) in 2013. As Ragnarok Online II has not yet been launched in Japan and has had limited success in certain jurisdictions where the game has been launched and the Board of Directors of the Company has approved a termination of the license and distribution agreement for Ragnarok Online II with GungHo Online Entertainment Inc. (“GungHo”) in January 2016 (See Note 18), Ragnarok Online II was considered fully impaired. The Company recognized impairment loss of ~~W~~4,605 million for capitalized software cost for Ragnarok Online II in 2015, which included in online games segment.

The Company recognized impairment loss of ~~W~~3 million and ~~W~~34 million for trademarks in 2013 and 2015, respectively. Impairment charges amounting to ~~W~~963 million for other intangible assets were recognized in 2013.

Despite the Company’s various efforts, a significant decrease in revenue of Dragonica was noted in the fourth quarter of 2013, which were trigger events for the impairment analysis of Dragonica. As the carrying amount of Dragonica exceeded its fair value, Dragonica was considered fully impaired. The Company recognized impairment losses of ~~W~~1,424 million for product technology (Dragonica) in 2013.

Maestia was commercially launched in August 2012, but did not gain popularity in market. As the carrying amount of Maestia exceeded its fair value, Maestia was considered fully impaired. An impairment charge amounting to ~~W~~237 million was recognized in 2013.

Requiem Returns W was commercially launched in June 2013, but did not gain popularity in market. As the carrying amount of Requiem Returns W exceeded its fair value, Requiem Returns W was considered fully impaired. An impairment charge amounting to ~~W~~382 million was recognized in 2013.

Steal Fighter was commercially launched in February 2013, but did not gain popularity in market. The Company ceased offering commercial service in February 2014, which was a triggering event for the impairment of Steal Fighter. As the carrying amount of Steal Fighter exceeded its fair value, Steal Fighter was considered fully impaired. An impairment charge amounting to ~~W~~344 million was recognized in 2013.

The Company developed Ragnarok Odyssey Ace, a PS VITA game, in a joint effort with GungHo Online Entertainment, Inc. and commercialized the game in August 2013. The carrying amount of Ragnarok Odyssey Ace, a PS VITA game, exceeded the net realizable value of that asset and it was a trigger event for the impairment analysis of Ragnarok Odyssey Ace, a PS VITA game. The Company recognized impairment losses of ~~W~~381 million and fully wrote it off due to impairment in 2013.

The Company ceased offering commercial service in March 2013, which was a triggering event for the impairment of Ragnarok Online Guild Masters. As the carrying amount of Ragnarok Online Guild Masters exceeded the net realizable value of that asset, Ragnarok Online Guild Masters was considered fully impaired. An impairment charge amounting to ~~W~~154 million was recognized in 2013.

The Company developed Game Station, a mobile game service platform, but the carrying amount of Game Station, a mobile game service platform, exceeded the net realizable value of that asset. An impairment charge amounting to ~~W~~244 million was fully recognized in 2013, as the carrying amount of Game Station, a mobile game service platform, exceeded its present value of the future cash flows expected to be derived.

Expected amortization expenses related to the current net carrying amount of intangible assets are as follows:

	(In millions of Korean Won)
2016	~~W~~	45
2017		26
2018		20
2019		13
2020 and thereafter		28

	~~W~~	132

Changes in goodwill balances for the years ended December 31, 2013, 2014 and 2015 are as follows:

	2013		2014		2015
	(In millions of Korean Won)
Balance at beginning of the year
Goodwill	~~W~~	8,232	~~W~~	8,232	~~W~~	8,232
Accumulated impairment losses		(4,369)		(7,022)		(7,022)

		3,863		1,210		1,210

Impairment losses		(2,653)		—		(1,210)
Balance at end of the year
Goodwill		8,232		8,232		8,232
Accumulated impairment losses		(7,022)		(7,022)		(8,232)

	~~W~~	1,210	~~W~~	1,210	~~W~~	—

The Company performed its annual impairment test for goodwill at its reporting unit using data as of December 31, 2013, 2014 and 2015. In performing the valuations, the Company used cash flows, which reflected management’s forecasts and discount rates which reflect the risks associated with the current market. Prior to performing the two-step impairment test for goodwill, the Company performed a qualitative assessment for the reporting unit.

In performing the annual impairment test for goodwill for Gravity Games in 2013, the fair value of the business reporting unit Gravity Games was determined to be lower than its carrying amount. Therefore, during the fiscal year ended December 31, 2013, the Company recorded impairment losses of ~~W~~2,653 million in reporting unit of Gravity Games due to the overall decline in the fair value of the reporting unit and uncertainty in the future. The fair value of the reporting unit was estimated principally using the expected present value of the future cash flows. As a result of impairment, the goodwill for the reporting unit of Gravity Games Corporation was fully written off as of December 31, 2013.

In 2014, the Company concluded not to recognize impairment loss for goodwill as the fair value of the business reporting unit was determined to be greater than its carrying amount.

In 2015, the Company recorded impairment losses of ~~W~~1,210 million in the reporting unit NeoCyon as a result of the goodwill impairment test. The fair value of the reporting unit was estimated principally using the expected present value of the future cash flows. Due to decline in forecasted performance in our annual goodwill impairment test, the fair value of the reporting unit NeoCyon was determined lower than its carrying amount.